Goodwill and Other Intangible Assets (Other Intangibles) (Detail) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subject to amortization:
Gross carrying amount			$ 297,000,000	$ 323,000,000
Accumulated amortization			33,000,000	53,000,000
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 72,000,000	86,000,000
Goodwill, ending balance		0	72,000,000	86,000,000
Land And Transmission Rights
Subject to amortization:
Gross carrying amount			17,000,000	17,000,000
Accumulated amortization			14,000,000	14,000,000
Emission Allowances And Renewable Energy Credits
Subject to amortization:
Gross carrying amount	[1]		10,000,000	11,000,000
Accumulated amortization	[1]		0	0
Amortization expense			24,000,000	23,000,000	$ 12,000,000
Licenses And Other
Subject to amortization:
Gross carrying amount	[2]		270,000,000	295,000,000
Accumulated amortization	[2]		19,000,000	39,000,000
Other Intangibles Excluding Emission Allowances And Or Renewable Energy Credits
Subject to amortization:
Amortization expense			4,000,000	$ 5,000,000	$ 9,000,000
Operating Segments | East
Goodwill [Roll Forward]
Goodwill, beginning balance		72,000,000
Provisional goodwill recognized during the period		394,000,000
Goodwill impairment charge, before tax		(466,000,000)
Goodwill, ending balance		0	72,000,000
Accumulated impairment losses		$ 466,000,000	$ 0

[1]	Emission allowances/RECs are expensed when consumed or sold; therefore, there is no accumulated amortization.
[2]	"Other" includes costs for the development of licenses, the most significant of which is the COLA. Amortization of these costs begins when the related asset is placed in service. See Note 4 for additional information on the COLA.